LIQUIDITY, MANAGEMENT PLANS AND GENERAL BUSINESS 10K	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
LIQUIDITY, MANAGEMENT PLANS AND GENERAL BUSINESS [Abstract]
LIQUIDITY, MANAGEMENT PLANS AND GENERAL BUSINESS
NOTE 2. BUSINESS

We are a human food ingredient, nutritional supplement and animal nutrition company focused on value-added processing and marketing of healthy, natural and nutrient dense products derived from raw rice bran (RRB), an underutilized by-product of the rice milling industry.  Using our bio-refining business model, we apply our proprietary and patented technologies and intellectual properties to convert RRB into numerous high value products including stabilized rice bran (SRB), rice bran oil (RBO), defatted rice bran (DRB), RiBalance (a complete rice bran nutritional package derived from further processing of SRB), RiSolubles (a highly nutritious, carbohydrate and lipid rich fraction of SRB), RiFiber (a fiber rich derivative of SRB), ProRyza rice bran protein-based products and a variety of other valuable derivatives extracted from these core products.  Our target markets are natural food, functional food, nutraceutical supplement and animal nutrition manufacturers, wholesalers and retailers, both domestically and internationally.

We have two reportable operating segments: (i) USA segment, which manufactures and distributes SRB in various granulations along with Stage II products (described below) and derivatives and formulates and co-packages products, and (ii) Brazil segment, which extracts crude RBO and DRB from rice bran, which are then further processed into fully refined rice bran oil for sale internationally and in Brazil, compounded animal nutrition products for horses, cows, swine, sheep and poultry and a number of valuable human food and animal nutrition products derivatives and co-products. In addition we incur corporate and other expenses not directly attributable to operating segments, which include costs related to our corporate staff, general and administrative expenses including public company expenses, intellectual property, professional fees, and other expenses.  No corporate allocations, including interest, are made to the operating segments.

The combined operations of our USA and Brazil segments encompass our bio-refining approach to processing RRB into various high quality, value-added constituents and finished products.  Over the past decade, we have developed and optimized our proprietary bio-refining processes to support the production of healthy, natural, hypoallergenic, gluten free, and non-genetically modified ingredients and supplements for use in human meats, baked goods, cereals, coatings, health foods, nutritional supplements, nutraceuticals and high-end animal nutrition and health products.

The USA segment produces SRB inside two supplier rice mills in California and one owned facility in Louisiana.  A facility located in Lake Charles, Louisiana has been idle since May 2009.  The USA segment also includes our Dillon, Montana Stage II facility which produces our Stage II products RiSolubles (a highly nutritious, carbohydrate and lipid rich fraction of SRB), RiFiber (a fiber rich derivative of SRB), RiBalance (a complete rice bran nutritional package derived from further processing SRB), and ProRyza, a family of protein products.  Stage II refers to the proprietary processes run at our Dillon, Montana facility and includes products produced at that facility using our patented processes.  In January 2014, we completed the acquisition of H&N Distribution, Inc. now operating as Healthy Natural, Inc. (H&N), which has been integrated into our USA segment.  H&N is a formulator and co-packer of products targeted at customers in the direct marketing, internet sales and retail distribution markets, which operates a facility in Irving, Texas.  H&N serves the natural products, nutritional supplement and nutraceutical and functional food (NFF) sectors.  We acquired H&N as part of our strategy to vertically integrate our business in order to leverage our proprietary and patented technologies.  Certain manufacturing facilities included in our USA segment have proprietary processing equipment and patented technology for the stabilization and further processing of rice bran into finished products.  In 2013, approximately 55% of USA segment revenue was from sales of human food products and approximately 45% was from sales of animal nutrition products.

The Brazil segment consists of the consolidated operations of Nutra SA, whose only operating subsidiary is Irgovel, located in Pelotas, Brazil.  Irgovel manufactures RBO and DRB products for both the human ingredient and animal nutrition markets in Brazil and internationally.  In refining RBO to an edible grade, several co-products are obtained.  One such product is distilled fatty acids, a valuable raw material for the detergent industry.  Irgovel recently started production of rice lecithin, which has application in human nutrition, animal nutrition and industrial applications.  DRB is compounded with a number of other ingredients to produce complex animal nutrition products which are packaged and sold under Irgovel brands in the Brazilian market, sold as a raw material for further processing into human food ingredients or sold in bulk into the animal nutrition markets in Brazil and neighboring countries.  In 2013, approximately 45% of Brazil segment product revenue was from sales of RBO products and 55% was from sales of DRB products.

NOTE 1. LIQUIDITY, MANAGEMENT PLANS AND GENERAL BUSINESS

Liquidity and Management’s Plans

In 2013, we continued to experience losses and negative cash flows from operations which raises substantial doubt about our ability to continue as a going concern.  We believe that we now have adequate financial resources to operate our business for the next year and we will be able to obtain additional funds to operate our business, should it be necessary, however, there can be no assurances that our efforts will prove successful.  The accompanying consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

As described further in Note 10, we closed an underwritten public offering in December 2013 and completed a private placement offering in March 2014, which together provided us with net proceeds in excess of $12.0 million, allowing us to make additional investment in our Brazilian operations and provide cash for corporate purposes.  In January 2014, we completed the acquisition of H&N Distribution, Inc., the operations of which are expected to be accretive to cash flows.  Our Brazilian subsidiary, Irgovel, shut down operations in the first quarter of 2014 to complete the final stages of a major capital expansion.  The shutdown has depleted cash.  Operations at Irgovel are expected to normalize during the second quarter of 2014, such that Irgovel will then be operating at its newly increased capacity and begin generating cash from operations.

General Business

We are a human food ingredient, nutritional supplement and animal nutrition company focused on value-added processing and marketing of healthy, natural and nutrient dense products derived from raw rice bran (RRB), an underutilized by-product of the rice milling industry.  Using our bio-refining business model, we apply our proprietary and patented technologies and intellectual properties to convert RRB into numerous high value products including stabilized rice bran (SRB), rice bran oil (RBO), defatted rice bran (DRB), RiBalance (a complete rice bran nutritional package derived from further processing of SRB), RiSolubles (a highly nutritious, carbohydrate and lipid rich fraction of SRB), RiFiber (a fiber rich derivative of SRB), ProRyza rice bran protein products and a variety of other valuable derivatives extracted from these core products.  Our target markets are natural food, functional food, nutraceutical supplement and animal nutrition manufacturers, wholesalers and retailers, both domestically and internationally.

We have two reportable operating segments in 2013: (i) USA segment, which manufactures and distributes SRB in various granulations along with Stage II products and derivatives and (ii) Brazil segment, which extracts crude RBO and DRB from rice bran, which are then further processed into fully refined rice bran oil for sale internationally and in Brazil, compounded animal nutrition products for horses, cows, swine, sheep and poultry and a number of valuable human food and animal nutrition products derivatives and co-products. In addition we incur corporate and other expenses not directly attributable to operating segments, which include costs related to our corporate staff, general and administrative expenses including public company expenses, intellectual property, professional fees, and other expenses.  No Corporate allocations, including interests, are made to the operating segments.

The combined operations of our USA and Brazil segments encompass our bio-refining approach to processing RRB into various high quality, value-added constituents and finished products.  Over the past decade, we have developed and optimized our proprietary bio-refining processes to support the production of healthy, natural, hypoallergenic, gluten free, and non-genetically modified ingredients and supplements for use in human meats, baked goods, cereals, coatings, health foods, nutritional supplements, nutraceuticals and high-end animal nutrition and health products.

In 2013, the USA segment produced SRB inside two supplier rice mills in California and one owned facility in Louisiana.  A facility located in Lake Charles, Louisiana has been idle since May 2009.  The USA segment also includes our Dillon, Montana Stage II facility which produces our Stage II products RiSolubles (a highly nutritious, carbohydrate and lipid rich fraction of SRB), RiFiber (a fiber rich derivative of SRB), RiBalance (a complete rice bran nutritional package derived from further processing SRB), and ProRyza, a family of protein products.  Stage II refers to the proprietary processes run at our Dillon, Montana facility and includes products produced at that facility using our patented processes.  The manufacturing facilities included in our USA segment have proprietary processing equipment and patented technology for the stabilization and further processing of rice bran into finished products.  In 2013, approximately 55% of USA segment revenue was from sales of human food products and approximately 45% was from sales of animal nutrition products.

The Brazil segment consists of the consolidated operations of Nutra SA, whose only operating subsidiary is Irgovel, located in Pelotas, Brazil.  Irgovel manufactures RBO and DRB products for both the human ingredient and animal nutrition markets in Brazil and internationally.  In refining RBO to an edible grade, several co-products are obtained.  One such product is distilled fatty acids, a valuable raw material for the detergent industry.  Irgovel recently started production of rice lecithin, which has application in human nutrition, animal nutrition and industrial applications.  DRB is compounded with a number of other ingredients to produce complex animal nutrition products which are packaged and sold under Irgovel brands in the Brazilian market, sold as a raw material for further processing into human food ingredients or sold in bulk into the animal nutrition markets in Brazil and neighboring countries.  In 2013, approximately 45% of Brazil segment product revenue was from sales of RBO products and 55% was from sales of DRB products.